Lincoln Benefit Life Company
2940 S. 84th Street, 1B3
Lincoln, Nebraska 68506
Direct Dial Number (402) 328-5711
Facsimile (402) 328-6117
E-Mail sekar@allstate.com
May 4, 2011
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549
RE:	Lincoln Benefit Life Variable Life Account (“Registrant”)
1933 Act File No. 333-100132
1940 Act File No. 811-9154
Commissioners:
On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:
(1)
the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

(2)	Registrant electronically filed the text of the Amendment with the Commission.
Sincerely,
/s/ Sonya S. Ekart
Sonya S. Ekart
Associate Counsel